Income taxes: (Tables)	12 Months Ended
Mar. 31, 2011
Total Income Taxes

Total income taxes for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Income from continuing operations before equity in net income (losses) of affiliates	¥308,400	¥338,197	¥337,837
Equity in net income (losses) of affiliates	(567)	(1,270)	(5,031)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(20,875)	9,109	(8,509)
Less: Reclassification of realized gains and losses included in net income	19,786	1,335	4,827
Change in fair value of derivative instruments	(3)	(43)	2
Less: Reclassification of realized gains and losses included in net income	(84)	—	—
Foreign currency translation adjustment	(20,991)	3,082	(12,523)
Less: Reclassification of realized gains and losses included in net income	(7)	(24)	245
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(11,229)	4,702	(4,388)
Prior service cost arising during period, net	—	—	33
Less: Amortization of prior service cost	(923)	(923)	(928)
Less: Amortization of actuarial gains and losses	550	1,280	788
Less: Amortization of transition obligation	56	55	61

Total income taxes	¥274,113	¥355,500	¥312,414

Reconciliation of the Difference of the Effective Income Tax Rate and the Statutory Income Tax Rate of DOCOMO

Reconciliation of the difference of the effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2009	2010	2011
Statutory income tax rate	40.8%	40.8%	40.8%
Expenses not deductible for tax purposes	0.2	0.1	0.1
Tax credit for special tax treatment	(0.8)	(0.8)	(0.8)
Tax refund of interest and penalties previously paid	(0.8)	—	—
Other	0.1	0.3	0.3

Effective income tax rate	39.5%	40.4%	40.4%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Deferred tax assets:
Accrued liabilities for loyalty programs	¥110,700	¥116,137
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	91,105	93,924
Liability for employees’ retirement benefits	55,881	61,191
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	29,451	28,453
Foreign currency translation adjustment	11,266	23,543
Investments in affiliates	9,574	19,342
Marketable securities and other investments	11,694	15,322
Compensated absences	12,758	12,730
Accrued enterprise tax	13,903	12,513
Accrued bonus	7,287	7,377
Asset retirement obligations	3,670	6,373
Inventories	8,989	4,409
Accrued commissions to agent resellers	4,600	4,355
Other	19,115	23,491

Sub-total deferred tax assets	¥389,993	¥429,160
Less: Valuation allowance	(1,257)	(2,338)

Total deferred tax assets	¥388,736	¥426,822

Deferred tax liabilities:
Identifiable intangible assets	¥4,135	¥5,503
Unrealized holding gains on available-for-sale securities	7,610	3,927
Property, plant and equipment due to differences in capitalized interest	3,066	2,358
Other	753	1,650

Total deferred tax liabilities	¥15,564	¥13,438

Net deferred tax assets	¥373,172	¥413,384

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Deferred tax assets (Current assets)	¥100,545	¥83,609
Deferred tax assets (Non-current investments and other assets)	274,048	331,633
Other current liabilities	—	—
Other long-term liabilities	(1,421)	(1,858)

Total	¥373,172	¥413,384